General information	12 Months Ended
Dec. 31, 2012
General information [Abstract]
General information
Note 1- General information

Background

On June 28, 2012, Seadrill Limited ("Seadrill" or the "Parent") formed Seadrill Partners LLC ("Seadrill Partners," the "Company," "our," "we," "us") under the laws of the Republic of the Marshall Islands as part of its strategy for the Company to acquire, in connection with the Company's proposed initial public offering of its common units (the "IPO"), a 30% limited partner interest and non-economic general partner interest in Seadrill Operating LP, a Marshall Islands limited partnership and a 51% limited liability company interest in Seadrill Capricorn Holdings LLC, a Marshall Islands limited liability company.

Seadrill Operating LP owns (a) a 100% interest in the entities that own and operate the two drilling rigs, the West Aquarius and the West Vencedor, and (b) an approximate 56% interest in the entity that owns and operates the drilling rig West Capella. Seadrill Capricorn Holdings LLC owns a 100% interest in the entities that own and operate the drilling rig West Capricorn.

On October 24, 2012, the Company completed its IPO of 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). The Company is listed on the New York Stock Exchange ("NYSE") under the symbol "SDLP". Upon completion of the offering, Seadrill owned 14,752,525 common units and 16,543,350 subordinated units which represent approximately 75.7% of the limited liability company interests in Seadrill Partners. At the time of the IPO, Seadrill Partners' only cash generating assets were its ownership interests in Seadrill Operating LP and Seadrill Capricorn Holdings LLC. At the time of the IPO, Seadrill Operating LP's and Seadrill Capricorn Holdings LLC's fleet consisted of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig (the West Vencedor), all of which operate under long-term contracts.

On May 17, 2013, our wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill 100% of the ownership interests in the entities that own and operate the tender rig T-15 ("Dropdown Companies"). This transaction was deemed to be a reorganization of entities under common control. As a result, the Company's financial statements have been retroactively adjusted in accordance with United States Generally Accepted Accounting Principles ("US GAAP") as if Seadrill Partners had owned the entities that own and operate the T-15 for the entire period that the entities have been under the common control of Seadrill Limited.

Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as "OPCO".

Basis of consolidation and presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollars (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.

The Company's consolidated and combined carve-out financial statements had negative working capital at December 31, 2012 and 2011. This is due to the historic financial positions of the Company, historic interaction between the Company and Seadrill, and the accounting treatment described below. A discussion of the relationship with Seadrill, including a description of the costs that have been allocated to the Company, is included in Note 16 "Related Party Transactions."

The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.

Post – IPO Basis of consolidation

Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements.
The Company owns a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through our 100% ownership of its general partner Seadrill Operating GP LLC.

All inter-company balances and transactions are eliminated.

We have allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

On May 17, 2013, the Company acquired from Seadrill the Dropdown Companies. The purchase consideration was US$210 million. As part of the transaction the Company entered into a new related party loan agreement with Seadrill relating to its existing $440 million credit facility, corresponding to the $100.5 million tranche relating to the T-15. In addition the Company entered into a new related party loan agreement with Seadrill for $109.5 million. This transaction is considered a business combination and accounted for as a reorganization of entities under common control. As a result the Company's balance sheets, statements of operations, cash flows and changes in members' capital/ owners' and dropdown companies' equity and related notes have been retroactively adjusted to include the Dropdown Companies, as if the Company had owned these entities when the rig commenced construction. The excess of the consideration paid by the Company over Seadrill's historical cost is accounted for as a change in equity to Seadrill. The effect of adjusting the Company's financial statements to account for this common control transaction impacted the following line items by:

(in US$ millions)	December 31, 2012	December 31, 2011
Newbuildings	112.0	24.4
Other assets	1.4	—
Total Assets	113.4	24.4
Long-term related party payable	(100.5)	—
Other liabilities	(4.2)	(2.2)
Total Liabilities	(104.7)	(2.2)
Equity	(8.7)	(22.2)
Net income/(loss)	(2.7)	(0.6)
Net cash (used in)/provided by operating activities	(2.0)	1.6
Net cash used in investing activities	(87.6)	(24.4)
Net cash provided by financing activities	89.7	22.8

The periods that have been retroactively adjusted in the Consolidated and Combined Carve-out Financial Statements have prepared on a "carve-out" basis as further described below. The acquisition of the T-15 had no impact on Consolidated and Combined Carve-Out Financial Statements for the year ended December 31, 2010.

Pre – IPO Basis of consolidation

Before the Company's initial public offering, the Company's Combined Carve-out Financial Statements have been prepared on a "carve-out" basis for the periods January 1, 2012 to October 23, 2012 and the year ended December 31, 2011, from the accounting records of Seadrill using historical results of operations, assets and liabilities attributable to the Company, including allocation of expenses from Seadrill. Management believes the assumptions and allocations of the carve-out period have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented. The actual basis of allocation for each item is described below.

The Company's Combined Carve-out Financial Statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the OPCO's companies and their rig-owning and operating subsidiaries, plus the following items which have been assigned or allocated as set forth below:

•	The West Capricorn loan and associated balances have been assigned based on the actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
The Company's debts relating to the West Capella, the West Aquarius and the West Vencedor drilling rigs are held by Seadrill in connection with loan facilities which also cover non-Seadrill Partners LLC drilling rigs. Accordingly, the Company's share of these loan facilities, interest expense, deferred financing fees and related repayments and drawdowns for all periods presented have been carved-out based on the relative fair value of the Company's drilling rigs at December 31, 2011, which is based on external fair value assessments.

•
The Company has also benefited from Seadrill's general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill corporate group, a proportion of the interest cost of this debt has been included in the Company's Combined Carve-out Financial Statements for the periods presented, based upon the relative fair value of the Company's operating drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill's operating drilling rigs (including the Company's operating drilling rigs).

•
A portion of Seadrill's mark-to-market adjustments for interest rate swap derivatives have been allocated to the Company's Combined Carve-out Statement of Operations on the basis of the Company's proportion of Seadrill's floating rate debt.

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the Company based on intercompany charges from Seadrill.

•
Administrative expenses, which include stock-based compensation and defined benefit pension plan costs of Seadrill that cannot be attributed to specific drilling rigs, and for which the Company is deemed to have received the benefit of, have been allocated to the Company based on intercompany charges from Seadrill. The Company has treated the defined benefit plan as a multiemployer plan operated by Seadrill and has included only period costs from Seadrill during the periods presented.

•
As of December 31, 2012 and 2011, there was $100.5 million and $0.0 million of debt associated with T-15, respectively. For the carved-out periods, we have allocated debt, derivatives and interest charges on the same basis as OPCO's initial fleet. As the rig was not in operation during the carved-out periods, there has been no interest charge from general corporate purpose debt. The management fees during the construction period have been allocated based on intercompany charges from Seadrill.

In accordance with the convention for carve-out financial statements, amounts due to and due from the Company to other Seadrill entities are recognized within owner's equity in the Company's Combined Carve-out Financial Statements. Because Seadrill uses a centralized cash management system, whereby cash held at a subsidiary level is swept on a daily basis into a centralized treasury function at Seadrill, intercompany payables and receivables outstanding for the periods presented prior to our IPO, have been deemed to have been treated as equity in the Company.

The financial position, results of operations and cash flows of the Company may differ from those that would have been achieved had the Company operated autonomously as a publicly traded entity for all years presented, as the Company may have had, for example, additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a publicly traded entity.